Vessels Under Construction	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Vessels Under Construction
4. Vessels Under Construction

On August 20, 2024 the Company entered into contracts to build two new 48,500 cubic meter capacity liquefied ethylene gas carriers with Jiangnan Shipyard (Group) Co., Ltd. and China Shipbuilding Trading Co., Ltd., in China (the “Original Newbuild Vessels”). On November 21, 2024, the Company exercised an option and entered into contracts to build two additional newbuild vessels of the same specification and price (the “Additional Newbuild Vessels” and together with the Original Newbuild Vessels, the “Newbuild Vessels”). The Original Newbuild Vessels and the Additional Newbuild Vessels, (Navigator Polaris, Navigator Proxima, Navigator Parsec, and Navigator Pleione), are scheduled to be delivered to the Company in March 2027, July 2027, November 2027 and January 2028 respectively, at an average shipyard price of $102.9 million per vessel.

	Year ended December 31, 2024	Six months ended June 30, 2025
	(in thousands)
Vessels under construction at January 1,	$—	$41,589
Payments to Shipyards	41,208	20,580
Capitalized interest	381	1,859
Vessel under construction at December 31, 2024 and June 30, 2025	$41,589	$64,028